RISK MANAGEMENT - Analysis of the behavior and impairment of the loan portfolio and financial lease operations (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
RISK MANAGEMENT
Total impairment allowance	$ 34,317,259	[1]	$ 37,570,270
Watch list
RISK MANAGEMENT
Watch List, Amount	$ 21,174,024		$ 29,550,107
Percentage of allowance recorded	22.96%		20.96%
Allowance	$ 4,860,754		$ 6,193,636
Level 1 - Low Risk
RISK MANAGEMENT
Watch List, Amount	$ 11,243,787		$ 14,081,182
Percentage of allowance recorded	0.61%		0.72%
Allowance	$ 68,609		$ 101,994
Level 2 - Medium Risk
RISK MANAGEMENT
Watch List, Amount	$ 3,242,865		$ 5,708,673
Percentage of allowance recorded	7.19%		6.50%
Allowance	$ 233,252		$ 370,892
Level 3 - High Risk
RISK MANAGEMENT
Watch List, Amount	$ 2,084,682		$ 3,811,886
Percentage of allowance recorded	59.12%		53.84%
Allowance	$ 1,232,457		$ 2,052,135
Level 4 - High Risk
RISK MANAGEMENT
Watch List, Amount	$ 4,602,690		$ 5,948,366
Percentage of allowance recorded	72.27%		61.67%
Allowance	$ 3,326,436		$ 3,668,615
Loan portfolio and financial lease operations
RISK MANAGEMENT
Percentage increase (decrease) in total loan portfolio	8.30%
30-day past due loan ratio	3.95%		5.20%
Commercial and financial leases
RISK MANAGEMENT
Total impairment allowance	$ 168,120,000
Percentage increase (decrease) in total loan portfolio	6.90%
30-day past due loan ratio	3.06%		3.77%
Consumer and Small Business Loan
RISK MANAGEMENT
Total impairment allowance	$ 52,750,000
Percentage increase (decrease) in total loan portfolio	5.50%
30-day past due loan ratio	5.59%		7.92%
Mortgage loans
RISK MANAGEMENT
Total impairment allowance	$ 34,420,000
Percentage increase (decrease) in total loan portfolio	17.50%
30-day past due loan ratio	5.67%		7.62%
Small business loans
RISK MANAGEMENT
Total impairment allowance	$ 1,060,000
Percentage increase (decrease) in total loan portfolio	21.40%
30-day past due loan ratio	8.23%		8.11%

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.